GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill.
Schedule of changes in the carrying amount of goodwill by segment

	K‑12	CP&CE
	Schools	Programs	Consolidated
	RMB	RMB	RMB
Balance as of December 31, 2017	25,710	47,456	73,166
Goodwill recognized during the year	—	—	—
Goodwill impairment (Note i)	—	—	—
Balance as of December 31, 2018	25,710	47,456	73,166
Goodwill recognized during the year (Note 23)	—	20,911	20,911
Goodwill impairment (Note i)	—	(33,724)	(33,724)
Balance as of December 31, 2019	25,710	34,643	60,353